SEGMENT REPORTING (Tables)	6 Months Ended
Dec. 31, 2021
SEGMENT REPORTING
Schedule of segment reporting information

The following tables present summary information by segment for the six months ended December 31, 2020 and 2021, respectively:

	For the six months ended December 31,
	2020	2021	2021
	RMB	RMB	U.S. Dollars
	(Unaudited)	(Unaudited)	(Unaudited)
Automation product and software	¥12,618,460	¥23,859,815	$3,750,707
Equipment and accessories	9,754,851	6,187,975	972,735
Oilfield environmental protection	2,795,968	19,735,430	3,102,363
Platform Outsourcing Services	—	4,628,504	727,590
Total revenue	¥25,169,279	¥54,411,724	$8,553,395

	For the six months ended December 31, 2021
	Automation	Equipment	Oilfield	Platform
	product and	and	environmental	outsourcing
	software	accessories	protection	services	Total

	RMB	RMB	RMB	RMB	RMB
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Revenue	¥23,859,815	¥6,187,975	¥19,735,430	¥4,628,504	¥54,411,724
Cost of revenue and related tax	20,580,830	2,918,195	14,102,092	2,303,528	39,904,645
Gross profit	¥3,278,985	¥3,269,780	¥5,633,338	¥2,324,976	¥14,507,079
Depreciation and amortization	¥214,213	¥423,065	¥1,009,867	¥35,305	¥1,682,450
Total capital expenditures	¥12,384	¥8,849	¥135,873	¥180,065	¥337,171
Timing of revenue recognition
Goods transferred at a point in time	¥23,859,815	¥6,187,975	¥10,113,712	¥4,628,504	¥44,790,006
Services rendered over time	—	—	9,621,718	—	9,621,718
Total revenue	¥23,859,815	¥6,187,975	¥19,735,430	¥4,628,504	¥54,411,724

	For the six months ended December 31, 2020
	Automation	Equipment	Oilfield	Platform
	product and	and	environmental	outsourcing
	software	accessories	protection	services	Total
	RMB	RMB	RMB	RMB	RMB
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Revenue	¥12,618,460	¥9,754,851	¥2,795,968	¥—	¥25,169,279
Cost of revenue and related tax	9,483,892	6,713,438	2,254,909	—	18,452,239
Gross profit	¥3,134,568	¥3,041,413	¥541,059	¥—	¥6,717,040
Depreciation and amortization	¥57,223	¥308,956	¥1,003,411	¥—	¥1,369,590
Total capital expenditures	¥19,014	¥53,760	¥302,795	¥—	¥375,569
Timing of revenue recognition
Goods transferred at a point in time	¥2,293,393	¥9,754,851	¥—	¥—	¥12,048,244
Services rendered over time	10,325,067	—	2,795,968	—	13,121,035
Total revenue	¥12,618,460	¥9,754,851	¥2,795,968	¥—	¥25,169,279

	June 30,	December 31,	December 31,
	2021	2021	2021
		RMB	U.S. Dollars
	RMB	(Unaudited)	(Unaudited)
Total assets:
Automation product and software	¥156,435,379	¥152,177,951	$23,922,017
Equipment and accessories	160,299,200	152,413,317	23,959,016
Oilfield environmental protection	139,326,144	114,864,605	18,056,447
Platform outsourcing services	110,455,937	87,980,818	13,830,378
Total Assets	¥566,516,660	¥507,436,691	$79,767,858